Commitments and contingencies: (Table)	12 Months Ended
Dec. 31, 2020
Commitments and contingencies:
Schedule of future payments

Up to one year	Ps.	5,626
Between one and three years		19,222

Total	Ps.	24,848

Schedule or investment commitments

Period	Amount
2021	Ps.	5,460,586
2022		1,907,832
2023		892,356
	Ps.	8,260,774	(1)
(1)	Figures in thousand pesos adjusted at December 31, 2020 based on the Construction Price Index (IPCO) in the terms of the MDP.